OTHER LONG-TERM LIABILITIES (FY) (Tables)	12 Months Ended
Dec. 31, 2019
OTHER LONG-TERM LIABILITIES [Abstract]
Other Long-term Liabilities
Other long-term liabilities as of December 31, 2019 and 2018 are as follows:

(dollars in millions)	2019	2018
Warranty related	$288	$283
Environmental reserves	203	200
Project financing obligations	75	137
Asset retirement obligations	74	73
Other	625	610
	$1,265	$1,303